Segment Reporting (Details) - Schedule of Financial Information - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from external customers
Total revenues	$ 81,024	$ 79,294
Gross Profit
Total gross profit	50,593	47,902
Operating income (loss)
Total operating income	4,195	6,454
Depreciation and amortization
Total depreciation and amortization	999	1,923
Capital expenditures
Total cash capital expenditures	731	566
Identifiable Assets
Total assets	75,757	71,645
IT [Member]
Revenues from external customers
Total revenues	40,371	40,100
Operating income (loss)
Total operating income	(466)	(1,620)
Capital expenditures
Total cash capital expenditures	357	406
Identifiable Assets
Total assets	22,425	22,201
Professional sales service [Member]
Capital expenditures
Total cash capital expenditures	87	125
Identifiable Assets
Total assets	18,955	20,674
Corporate [Member]
Identifiable Assets
Total assets	27,263	21,813
IT [Member]
Revenues from external customers
Total revenues	40,371	40,100
Gross Profit
Total gross profit	17,659	16,229
Depreciation and amortization
Total depreciation and amortization	869	1,692
Professional sales service [Member]
Revenues from external customers
Total revenues	37,820	36,621
Gross Profit
Total gross profit	30,799	29,709
Operating income (loss)
Total operating income	7,195	9,520
Depreciation and amortization
Total depreciation and amortization	84	33
Corporate [Member]
Operating income (loss)
Total operating income	(2,083)	(1,266)
Depreciation and amortization
Total depreciation and amortization
Capital expenditures
Total cash capital expenditures		1
Equipment [Member]
Revenues from external customers
Total revenues	2,833	2,573
Gross Profit
Total gross profit	2,135	1,964
Operating income (loss)
Total operating income	(451)	(180)
Depreciation and amortization
Total depreciation and amortization	46	198
Identifiable Assets
Total assets	7,114	6,957
Equipment [Member]
Capital expenditures
Total cash capital expenditures	$ 287	$ 34